Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Components of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities are as follows:

	December 31, 2019	December 31, 2018
Net operating loss carry-forwards	$7,591,000	$5,300,000
Share based compensation	(635,000)	(524,000)
Non-cash interest and financing expenses	(472,000)	(694,000)
Other temporary differences	(63,000)	(378,000)
Less: Valuation allowance	(6,421,000)	(3,704,000)
Deferred tax assets, net	$-	$-

Schedule of Provision of Income Taxes

The items accounting for the difference between income taxes computed at the federal statutory rate and the provision for income taxes were as follows:

	December 31, 2019	December 31, 2018
Statutory federal income tax rate	(21.0)%	(21.0)%
State taxes, net of federal benefit	(6.9)%	(6.0)%
Non-deductible items	(1.0)%	(0.1)%
Change in valuation allowance	28.9%	27.9%
	0.0%	0.0%